Summary of RSU Activity (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended			12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2013 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2013 Successor [Member] Restricted Stock Units (RSUs) [Member]
Schedule Of Restricted Stock Activity [Line Items]
Restricted Stock Units, Outstanding and non-vested, Beginning balance			5
Restricted Stock Units, Granted	750		366		713			5
Restricted Stock Units, Outstanding and non-vested, Ending balance			371	5				5
Weighted Average Grant Date Fair Value outstanding and non-vested, beginning balance			$ 14.99
Weighted Average Grant Date Fair Value, granted	$ 9.40	$ 4.09	$ 22.96	$ 14.99	$ 4.69	$ 3.24	$ 3.96
Weighted Average Grant Date Fair Value, outstanding and non-vested, ending balance			$ 22.85	$ 14.99